SHARE CAPITAL - Share Capital (Details) - USD ($) $ in Millions	Dec. 31, 2023	Mar. 03, 2023	Dec. 31, 2022	Nov. 04, 2022	Dec. 31, 2021	Oct. 31, 2021	Jun. 28, 2021
Class of Stock [Line Items]
Class A redeemable junior preferred shares ($25 par value; $2,694 aggregate liquidation preference)	$ 2,694		$ 2,580
Class A redeemable junior preferred shares
Class of Stock [Line Items]
Number of shares (in shares)	100,460,280		100,460,280
Class A redeemable junior preferred shares ($25 par value; $2,694 aggregate liquidation preference)	$ 2,694		$ 2,580
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Class of Stock [Line Items]
Number of shares (in shares)	43,409,526		9,618,989
Carrying Value	$ 1,577		$ 423
Class A exchangeable shares
Class of Stock [Line Items]
Number of shares (in shares)	15,311,749		9,594,989
Carrying Value	$ 615	$ 10	$ 422	$ 27
Class A-1 exchangeable shares
Class of Stock [Line Items]
Number of shares (in shares)	28,073,777		0
Carrying Value	$ 961		$ 0
Class B shares
Class of Stock [Line Items]
Number of shares (in shares)	24,000		24,000
Carrying Value	$ 1		$ 1				$ 1
Class C shares
Class of Stock [Line Items]
Number of shares (in shares)	102,056,784		40,934,623		24,000,000
Carrying Value	$ 3,607		$ 1,467			$ 250	$ 712